UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2001
                                               -------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Greenbelt Corp.
           --------------------------------------------------------------
Address:   277 Park Avenue, 27th Floor
           --------------------------------------------------------------
           New York, NY  10172
           --------------------------------------------------------------

Form 13F File Number:  28-04716
                      ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gary K. Duberstein
         --------------------------------------------------------------
Title:   Managing Director
         --------------------------------------------------------------
Phone:   212-350-5100
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Gary K. Duberstein              New York, NY                     5/10/01
-----------------------             ------------                    --------
(Signature)                         (City, State)                     (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      0
                                            ---------------------------
Form 13F Information Table Entry Total:                 23
                                            ---------------------------
Form 13F Information Table Value Total:     $         330,201
                                            ---------------------------
                                                   (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                                    FORM 13F


Page 1 of 2                          Name of Reporting Manager: Greenbelt Corp.
                                                                ---------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6: Investment Discretion
-----------------------------------------------------------------------------------------------------------------------------------
Item 1:                Item 2:  Item 3:  CUSIP    Item 4: Fair     Item 5:                     (b) Shared-  (c)       Item 7:
Name of Issuer         Title    Number            Market Value     Shares or                   As Defined   Shared-   Managers See
                       of Class                                    Principal      (a) Sole     in Instr. V  Other     Instr. V
                                                                   Amount
-----------------------------------------------------------------------------------------------------------------------------------
Bethlehem Steel        COM      87509105          8,059,000        3,330,000      3,330,000
-----------------------------------------------------------------------------------------------------------------------------------
Brown Shoe             COM      115736100         2,483,000        131,700        131,700
-----------------------------------------------------------------------------------------------------------------------------------
Brunswick Corp         COM      117043109         11,056,000       563,200        563,200
-----------------------------------------------------------------------------------------------------------------------------------
Florsheim Shoe Co.     COM      343302105         32,000           32,733         32,733
-----------------------------------------------------------------------------------------------------------------------------------
Genesis Worldwide      COM      37184G104         17,000           150,000        150,000
-----------------------------------------------------------------------------------------------------------------------------------
Great Atlantic & Pac.  COM      390064103         1,678,000        183,400        183,400
Tea Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Hancock Fabrics        COM      409900107         26,000           3,500          3,500
-----------------------------------------------------------------------------------------------------------------------------------
Heilig Meyers Co.      COM      422893107         74,000           1,232,500      1,232,500
-----------------------------------------------------------------------------------------------------------------------------------
K-Mart                 COM      482584109         1,701,000        181,000        181,000
-----------------------------------------------------------------------------------------------------------------------------------
Laidlaw Inc.           COM      50730K503         22,000           130,500        130,500
-----------------------------------------------------------------------------------------------------------------------------------
La Z Boy               COM      505336107         1,260,000        70,800         70,800
-----------------------------------------------------------------------------------------------------------------------------------
LTX Corp.              COM      502392103         1,979,000        105,900        105,900
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS (Page)                              28,387,000
-----------------------------------------------------------------------------------------------------------------------------------

Table continued...

-----------------------------------------------------------------------------
                             Item 8: Voting Authority (Shares)
-----------------------------------------------------------------------------
Item 1:
Name of Issuer
                         (a) Sole        (b) Shared    (c) None

-------------------------------------------------------------------------
Bethlehem Steel          3,330,000
-------------------------------------------------------------------------
Brown Shoe               131,700
-------------------------------------------------------------------------
Brunswick Corp           563,200
-------------------------------------------------------------------------
Florsheim Shoe Co.       32,733
-------------------------------------------------------------------------
Genesis Worldwide        150,000
-------------------------------------------------------------------------
Great Atlantic & Pac.    183,400
Tea Inc.
-------------------------------------------------------------------------
Hancock Fabrics          3,500
-------------------------------------------------------------------------
Heilig Meyers Co.        1,232,500
-------------------------------------------------------------------------
K-Mart                   181,000
-------------------------------------------------------------------------
Laidlaw Inc.             130,500
-------------------------------------------------------------------------
La Z Boy                 70,800
-------------------------------------------------------------------------
LTX Corp.                105,900
-------------------------------------------------------------------------
COLUMN TOTALS (Page)
-------------------------------------------------------------------------

                                    FORM 13F


Page 2 of 2                          Name of Reporting Manager: Greenbelt Corp.
                                                                ---------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                        Item 6: Investment Discretion
-----------------------------------------------------------------------------------------------------------------------------------
Item 1:                Item 2:    Item 3:  CUSIP    Item 4: Fair   Item 5:  Shares              (b)         (c) Shared-  Item 7:
Name of Issuer         Title of   Number            Market Value   or Principal                 Shared- As  Other        Mana-
                       Class                                       Amount           (a) Sole    Defined in               gers
                                                                                                Instr. V                 See
                                                                                                                         Instr. V
-----------------------------------------------------------------------------------------------------------------------------------
NCR Corp.              COM        62886E108         42,699,000     1,094,000        1,094,000
-----------------------------------------------------------------------------------------------------------------------------------
Covanta Energy         COM        22281N103         53,424,000     3,180,000        3,180,000
-----------------------------------------------------------------------------------------------------------------------------------
Polaroid Corp.         COM        731095105         213,000        50,000           50,000
-----------------------------------------------------------------------------------------------------------------------------------
Primesource Corp.      COM        741593107         1,247,000      297,800          297,800
-----------------------------------------------------------------------------------------------------------------------------------
Ryerson Tull           COM        783755101         14,571,000     1,449,846        1,449,846
-----------------------------------------------------------------------------------------------------------------------------------
Scitex Corp            COM        809090103         457,000        58,450           58,450
-----------------------------------------------------------------------------------------------------------------------------------
Sports Authority       COM        849176102         392,000        180,000          180,000
-----------------------------------------------------------------------------------------------------------------------------------
Sunglass Hut           COM        86736F106         25,360,000     2,217,300        2,217,300
-----------------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive     COM        880349105         5,753,000      2,054,700        2,054,700
-----------------------------------------------------------------------------------------------------------------------------------
Unisys Corp            COM        909214108         5,880,000      420,000          420,000
-----------------------------------------------------------------------------------------------------------------------------------
Venator Group, Inc.    COM        922944103         151,818,000    11,001,322       11,001,322
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS (Page)                                301,814,000
-----------------------------------------------------------------------------------------------------------------------------------
AGGREGATE COLUMN                                    330,201,000
TOTALS
-----------------------------------------------------------------------------------------------------------------------------------


Table continued...

-------------------------------------------------------------------------
                       Item 8: Voting Authority (Shares)
-------------------------------------------------------------------------
Item 1:
Name of Issuer
                       (a) Sole       (b) Shared    (c) None


-------------------------------------------------------------------------
NCR Corp.              1,094,000
-------------------------------------------------------------------------
Covanta Energy         3,180,000
-------------------------------------------------------------------------
Polaroid Corp.         50,000
-------------------------------------------------------------------------
Primesource Corp.      297,800
-------------------------------------------------------------------------
Ryerson Tull           1,449,846
-------------------------------------------------------------------------
Scitex Corp            58,450
-------------------------------------------------------------------------
Sports Authority       180,000
-------------------------------------------------------------------------
Sunglass Hut           2,217,300
-------------------------------------------------------------------------
Tenneco Automotive     2,054,700
-------------------------------------------------------------------------
Unisys Corp            420,000
-------------------------------------------------------------------------
Venator Group, Inc.    11,001,322
-------------------------------------------------------------------------
COLUMN TOTALS (Page)
-------------------------------------------------------------------------
AGGREGATE COLUMN
TOTALS
-------------------------------------------------------------------------